UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 131.4%
Consumer Discretionary — 19.8%
American Eagle Outfitters (A)	11,022	$212,394
Bed Bath & Beyond (A)	9,227	197,827
Best Buy (A)	3,140	227,462
BorgWarner (A)	3,930	192,884
Foot Locker (A)	4,397	201,866
Ford Motor (A)	16,945	179,786
Gap (A)	6,111	192,985
General Motors (A)	5,108	201,000
H&R Block (A)	7,690	194,788
Kohl's (A)	3,755	248,168
L Brands (A)	3,176	156,672
Lear (A)	1,166	217,541
Macy's (A)	7,952	233,868
Michaels (A) *	8,975	206,515
News, Cl A (A)	13,091	211,158
Nordstrom (A)	4,405	226,021
Ralph Lauren, Cl A (A)	2,065	218,559
Target (A)	3,244	244,630
Whirlpool (A)	1,254	203,687
Williams-Sonoma (A)	4,005	207,299
		4,175,110
Consumer Staples — 10.9%
Archer-Daniels-Midland (A)	5,302	220,139
Campbell Soup (A)	4,273	183,952
Costco Wholesale (A)	1,145	218,580
CVS Caremark (A)	2,897	196,214
Flowers Foods (A)	4,893	101,481
JM Smucker (A)	1,704	215,215
Kroger (A)	7,681	208,309
Sanderson Farms	1,521	187,311
Sprouts Farmers Market (A) *	8,633	222,386
TreeHouse Foods (A) *	4,433	168,543
Walgreens Boots Alliance (A)	2,472	170,296
Walmart (A)	2,153	193,792
		2,286,218
Energy — 7.3%
ConocoPhillips (A)	3,797	206,215
CVR Energy (A)	5,656	167,531
HollyFrontier (A)	4,162	178,258
Marathon Oil (A)	12,371	179,627
Marathon Petroleum (A)	3,194	204,608
Murphy Oil (A)	6,676	169,237
Peabody Energy (A)	5,462	222,358
Valero Energy (A)	2,324	210,136
		1,537,970
Financials — 18.1%
Aflac (A)	2,436	216,512
Allstate (A)	2,046	188,764
Cincinnati Financial (A)	2,576	192,144
CIT Group (A)	4,272	226,630
Evercore, Cl A (A)	2,326	216,434
First American Financial (A)	3,786	219,702
FNF Group (A)	5,433	216,940
Hanover Insurance Group (A)	1,984	214,093
Legg Mason (A)	5,071	202,384
Leucadia National (A)	8,047	193,048
Mercury General (A)	4,024	183,655
MetLife (A)	4,257	196,631
OneMain Holdings, Cl A (A) *	8,304	254,601
Progressive (A)	3,798	218,689
Regions Financial (A)	3,477	67,488
Santander Consumer USA Holdings (A)	11,554	188,908
Synchrony Financial (A)	5,516	200,727
T Rowe Price Group (A)	2,026	226,709
WR Berkley (A)	2,691	184,010
		3,808,069
Health Care — 18.3%
AmerisourceBergen, Cl A	360	34,258
Amgen (A)	1,212	222,729
Anthem (A)	947	222,905
Cardinal Health (A)	3,406	235,729
Centene (A) *	2,088	211,765
Cigna (A)	1,047	205,097
DaVita (A) *	2,962	213,323
Encompass Health (A)	4,308	229,444
Express Scripts Holding (A) *	2,847	214,806
Gilead Sciences (A)	2,936	231,151
HCA Healthcare (A)	2,395	237,704
Humana (A)	867	235,668
McKesson (A)	1,153	172,062
Patterson (A)	5,891	186,038
Pfizer (A)	5,896	214,084
Quest Diagnostics (A)	2,151	221,660
United Therapeutics (A) *	1,423	164,855
Universal Health Services, Cl B (A)	1,642	187,516
WellCare Health Plans (A) *	1,067	206,902
		3,847,696
Industrials — 10.4%
AECOM (A) *	5,366	190,547
American Airlines Group (A)	3,925	212,931
Boeing (A)	723	261,878
EMCOR Group (A)	777	59,293
Fluor (A)	4,150	236,135
Jacobs Engineering Group (A)	3,233	197,407
JetBlue Airways (A) *	9,456	199,049
Robert Half International (A)	3,861	220,347
Ryder System (A)	2,530	183,096
United Continental Holdings (A) *	2,942	199,438
WW Grainger (A)	905	236,703
		2,196,824
Information Technology — 27.9%
ARRIS International (A) *	8,205	209,227
Avnet (A)	5,043	215,336
Black Knight (A) *	1,284	61,183
Cirrus Logic (A) *	4,140	183,443
Cisco Systems (A)	5,548	248,439
Citrix Systems (A) *	2,422	222,824
Conduent (A) *	13,336	252,050
Cree (A) *	5,680	214,874
F5 Networks (A) *	1,626	241,494
First Solar (A) *	3,138	197,223
Hewlett Packard Enterprise (A)	14,716	273,570
HP (A)	10,057	235,233
International Business Machines (A)	1,223	190,580
Jabil (A)	8,136	220,404
Juniper Networks (A)	7,398	189,833
Maxim Integrated Products (A)	4,052	246,929
MAXIMUS (A)	2,976	199,333
NCR (A) *	6,347	209,451
NetApp (A)	3,823	231,483
Qorvo (A) *	3,212	259,241
Sabre (A)	10,270	235,902
Skyworks Solutions (A)	2,233	243,955
Teradata (A) *	5,520	203,246

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

February 28, 2018 (Unaudited) (continued)

Description	Shares	Fair Value
VMware, Cl A (A) *	1,674	$220,550
Western Digital (A)	2,668	232,223
Western Union (A)	11,461	227,157
Xerox (A)	7,258	220,063
		5,885,246
Materials — 7.1%
Alcoa (A) *	3,674	165,220
Bemis (A)	4,175	184,076
Freeport-McMoRan, Cl B (A)	11,436	212,710
Mosaic (A)	8,220	216,350
Newmont Mining (A)	5,771	220,452
Steel Dynamics (A)	4,888	226,070
United States Steel (A)	6,040	262,800
		1,487,678
Real Estate — 3.7%
Host Hotels & Resorts ‡ (A)	10,581	196,383
LaSalle Hotel Properties ‡ (A)	7,590	186,183
Realogy Holdings (A)	8,114	207,313
Spirit Realty Capital ‡ (A)	24,654	192,301
		782,180
Telecommunication Services — 2.9%
AT&T (A)	5,465	198,379
CenturyLink (A)	12,298	217,306
Sprint (A) *	36,875	191,381
		607,066
Utilities — 5.0%
AES (A)	4,231	45,991
CenterPoint Energy (A)	6,613	178,881
Entergy (A)	2,562	194,251
Exelon (A)	5,270	195,201
FirstEnergy (A)	7,106	229,737
SCANA (A)	5,461	216,638
		1,060,699

Total Common Stock
(Cost $25,641,683)		27,674,756

RIGHTS — 0.0%
Safeway CVR - PDC (B)(C)(D)	932	46

Total Rights (Cost $–)		46

Total Investments - 131.4%
(Cost $25,641,683)		$27,674,802

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (31.6)%

Consumer Discretionary — (5.7)%
Amazon.com*	(135)	$(204,181)
Booking Holdings*	(80)	(162,723)
CarMax*	(2,016)	(124,831)
Floor & Decor Holdings, Cl A*	(3,531)	(159,142)
Liberty Broadband, Cl A*	(1,570)	(137,187)
Netflix*	(853)	(248,547)
Nexstar Media Group, Cl A	(2,007)	(143,400)
Ollie's Bargain Outlet Holdings*	(371)	(22,019)
		(1,202,030)

Consumer Staples — (0.7)%
Constellation Brands, Cl A	(711)	(153,206)

Energy — (2.1)%
Cheniere Energy*	(2,958)	(155,354)
Diamondback Energy	(1,272)	(158,542)
Jagged Peak Energy*	(9,793)	(120,454)
		(434,350)
Financials — (3.8)%
CBOE Global Markets	(1,291)	(144,605)
Charles Schwab	(3,086)	(163,620)
E*TRADE Financial*	(3,234)	(168,912)
LendingTree*	(465)	(162,052)
Raymond James Financial	(1,781)	(165,116)
		(804,305)
Health Care — (8.6)%
Avexis*	(1,434)	(177,429)
BioMarin Pharmaceutical*	(1,594)	(129,385)
Bluebird Bio*	(884)	(177,684)
Exact Sciences*	(3,060)	(136,507)
Incyte*	(1,677)	(142,813)
Juno Therapeutics*	(3,400)	(295,018)
Nektar Therapeutics, Cl A*	(2,670)	(231,116)
Penumbra*	(1,661)	(179,720)
Sarepta Therapeutics*	(2,833)	(177,827)
Seattle Genetics*	(2,988)	(161,352)
		(1,808,851)
Industrials — (2.0)%
Healthcare Services Group	(2,030)	(92,223)
John Bean Technologies	(1,443)	(159,812)
Roper Technologies	(600)	(165,054)
		(417,089)
Information Technology — (5.1)%
2U*	(2,530)	(209,433)
Analog Devices	(1,807)	(162,901)
Cognex	(2,621)	(140,774)
Gartner*	(1,323)	(150,042)
Paycom Software*	(1,300)	(128,596)
Universal Display	(938)	(121,752)
WEX*	(1,142)	(170,786)
		(1,084,284)
Materials — (1.4)%
Sherwin-Williams	(390)	(156,616)
Valvoline	(6,074)	(139,156)
		(295,772)
Real Estate — (2.2)%
CyrusOne‡	(802)	(40,020)
Equinix‡	(338)	(132,530)
Howard Hughes*	(1,215)	(155,751)
Regency Centers‡	(2,302)	(133,769)
		(462,070)

Total Common Stock
(Proceeds $6,216,632)		(6,661,957)

Total Securities Sold Short - (31.6)%
(Proceeds $6,216,632)		$(6,661,957)

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

February 28, 2018 (Unaudited) (concluded)

Percentages are based on Net Assets of $21,055,131.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is considered illiquid and fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The securities were acquired on January 30, 2015 at a cost of $0. The total value of such securities as of February 28, 2018, was $46 and represents 0.0% of net assets.
(D)	Expiration date is unavailable.

Cl — Class

CVR — Contingent Value Right

PDC — Property Development Centers

The following is a list of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$27,674,756	$—	$—	$27,674,756
Rights	—	—	46	46
Total Investments in Securities	$27,674,756	$—	$46	$27,674,802

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(6,661,957)	$—	$—	$(6,661,957)
Total Securities Sold Short	$(6,661,957)	$—	$—	$(6,661,957)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-1100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2018